Reverse Recapitalization (Details) - Schedule of reverse recapitalization to the consolidated statement of cash flows $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of reverse recapitalization to the consolidated statement of cash flows [Abstract]
Cash held in the Trust Account	$ 207,416
Less: Forum transaction costs and advisory fees	(21,249)
Add: Transaction costs recognized in additional paid-in capital, net of tax	7,227
Less: Transaction costs paid after the Closing Date	(6,200)
Net cash contributions from Reverse Recapitalization	$ 187,194